Goodwill and Other Intangible Assets - Scheduled Amortization Charges for Intangible Assets (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 34,351
2020	31,103
2021	28,635
2022	25,479
2023	$ 21,353